Basis of Presentation and Significant Accounting Policies (Details) - Schedule of balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 19, 2020
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 115,464,516	$ 115,725,964
Total liabilities	$ 13,675,127	$ 10,894,008
Class A common stock subject to possible redemption (in Shares)	96,789,380	99,831,950	106,882,750	107,104,620
Preferred stock
Class A common stock	182	152
Class B common stock	288	288
Additional paid-in capital	10,275,771	7,233,231	$ 5,148,390	$ 5,004,204
Accumulated deficit	(5,276,232)	(2,233,665)	$ (148,751)	$ (4,608)
Total stockholders’ equity (deficit)	5,000,009	5,000,006
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	115,464,516	115,725,964
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Total liabilities
Class A common stock subject to possible redemption (in Shares)	18,210,620	15,168,050	(9,040,670)	(5,157,000)
Preferred stock
Class A common stock	(182)	(152)
Class B common stock
Additional paid-in capital	(10,275,771)	(7,233,231)	$ 4,074,691	$ 191,060
Accumulated deficit	(7,934,667)	(7,934,667)	$ (4,074,782)	$ (191,112)
Total stockholders’ equity (deficit)	(18,210,620)	(15,168,050)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	115,464,516	115,725,964
Total liabilities	$ 13,675,127	$ 10,894,008
Class A common stock subject to possible redemption (in Shares)	115,000,000	115,000,000	97,842,080	101,947,620
Preferred stock
Class A common stock
Class B common stock	288	288
Additional paid-in capital			$ 9,223,081	$ 5,195,264
Accumulated deficit	(13,210,899)	(10,168,332)	$ (4,223,533)	$ (195,720)
Total stockholders’ equity (deficit)	(13,210,611)	(10,168,044)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$ 115,464,516	$ 115,725,964